Loss per Ordinary Share (Tables)	12 Months Ended
Dec. 31, 2018
Loss per Ordinary Share [Abstract]
Schedule of computing basic and diluted loss per ordinary share
	Year ended December 31
	2018	2017	2016
Loss for the year	$(457,541)	$(2,675,372)	$(653,461)
Less: Loss attributed to preferred shares	-	31,950	32,483
Loss for the year attributable to ordinary shareholders	$(457,541)	$(2,643,422)	$(620,978)
Weighted average number of ordinary shares outstanding attributable to ordinary shareholders	70,869,924	68,587,261	62,467,556